Document and Entity Information	12 Months Ended
Jun. 30, 2020
Document and Entity Information
Entity Registrant Name	China Xiangtai Food Co., Ltd.
Entity Central Index Key	0001735556
Document Type	F-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 2
Entity Emerging Growth Company	true
Entity Ex Transition Period	false